Separate Unaudited Financial Statements of Atotech Ltd (Tables) - Separate [member]	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Summary of separate statements of profit or loss
1.1	Statements of Profit or loss

($ in thousands)	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
Selling, general and administrative expenses	(3,719.6)	0.0

Operating profit (loss)	(3,719.6)	0.0

Interest expense	(14.1)	0.0
Other income (expense), net	(99.8)	0.0

Income (loss) before income taxes	(3,833.5)	0.0

Income tax expense	—	—

Consolidated net income (loss)	(3,833.5)	0.0

Summary of separate statements of financial position
1.2	Statements of Financial Position

($ in thousands)	As of Dec. 31, 2020	As of Dec. 31, 2019
Assets
Non-current assets
Investments in subsidiaries	95,552.5	—

Total non-current assets	95,552.5	—

Current assets
Other financial assets	—	0.0

Total current assets	—	0.0

Total assets	95,552.5	0.0

Liabilities & shareholders’ equity
Shareholders’ equity
Common shares and preferred shares	95,552.5	0.0
Paid-in surplus and retained earnings	-3,833.5	—

Total shareholders’ equity	91,719.0	0.0

Non-current liabilities
Borrowings	926,3	—
Thereof from subsidiaries	926,3	—

Total non-current liabilities

Current liabilities
Trade payables	2,463.4	—
Thereof from subsidiaries	645.0	—
Tax liabilities	443.7	—

Total current liabilities	2,907.2	—

Tota liabilities & shareholders’ equity	95,552.5	0.0